SCHEDULE OF REVENUE DISAGGREGATED BY TIMING OF REVENUE RECOGNITION (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Disaggregation of Revenue [Line Items]
Point in time	$ 1,435,397	$ 11,198,252	$ 16,870,748	$ 20,416,780
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Point in time	850,478	6,635,000	11,702,550	13,937,740
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Point in time	$ 584,919	$ 4,563,252	$ 5,168,198	$ 6,479,040